UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period: February 29, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

THESIS FLEXIBLE FUND

ANNUAL REPORT

February 29, 2012

www.ThesisFundManagement.com

Thesis Flexible Fund

a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance and Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	22
Supplemental Information	23
Expense Example	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Thesis Flexible Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

Dear Fellow Shareholders –

In our last letter to you we discussed that different environments produce different results even when applying the same judgment, skills, and point of view:

There are some investing environments that can make investors look better than they actually are (see late 1990s internet mania, et al), and there are others that can make an investor look as if they are lost (see 2011, et al).

What a difference a few months makes!

The August and September sell-off in global capital markets impacted our portfolio as it did most global assets. As we mentioned in our last letter, what caught us by surprise in the 3rd quarter of 2011 was the willingness, even in a near-zero-return bond environment, for investors to abandon healthy companies with attractive businesses and great balance sheets trading at already absurdly cheap valuations while, at the same time, knowing no bounds as to what to pay for a handful of ‘cult’ stocks. As we wrote then, it was reminiscent of the valuation extremes of 1999.

In the ensuing months since the market bottomed, in early October of last year through the end of the report period, the Thesis Flexible Fund has appreciated considerably with mostly the same positions (both long and short) and with a low level of net, or market exposure. What is most remarkable, though, is that the global backdrop remains largely unchanged from that which caused last summer’s anxiety. This is why we don’t believe in, and don’t practice, market timing and instead choose to focus on security-specific fundamentals.

In fact, through the end of February, the Fund is up 8.31% YTD versus 3.52% for the HFRX Equity Hedge Index, and 1.51% for the HFRX Equity Hedge Fundamental Value Index. The S&P 500 closed February at 9.00% YTD. Moreover, in all of the measurement periods since inception, the Fund has outperformed both of these indices.

On the point of company fundamentals, our performance since the market bottom has benefited greatly by having value recognized in the form of acquisitions of many of our larger investments. Namely, Pep Boys Automotive (NYSE: PBY), Winn-Dixie Stores (NASDAQ: WINN), and Midas Inc. (NYSE: MDS). We call your attention to this not-so-subtle point because, at the end of the day, as with all investors, our task is to deploy capital in assets that some other investor will buy at an attractive premium to our cost. If we’re doing our job well, that difference should provide an attractive risk-adjusted return.

The common thread amongst the aforementioned investments is that they were each substantial companies in their respective categories yet trading in the public market at significant discounts to what a reasonable buyer would pay in the private market. As most of our investors know and appreciate by now, we view every long investment we make through that lens, irrespective of whether the company is ‘buyable’. Ironically, these stocks were some of the worst performing stocks during the August and September swoon. This is why we don’t let price influence our perception of ‘value’. As the expression goes, and many of you have heard us say before, “price is what you pay, value is what you get.”

1

In keeping with the same theme of large decliners, many of the same companies’ stocks that declined precipitously last August and September, and that we discussed in our last letter, have been our best performers. Namely, Primus Telecommunications Group (NYSE: PTGI), dELiA’s (NASDAQ: DLIA), Iridium Communications (NASDAQ: IRDM), and Howard Hughes Corp. (NYSE: HHC) have been particularly big contributors. It’s not just that these particular stocks ‘bounced back’ from their lows but that they are up appreciably more than the ‘market’ over the same time period.

When the market goes straight up, our short portfolio serves as more of an anchor than a sail, but we are believers in buying straw hats in winter, so we continue to seek out attractive risk-adjusted short opportunities. We are willing to give up some performance in a bull market to mitigate risk with a short portfolio.

What are we looking forward to?

While our portfolio has appreciated considerably since the October 2011 lows, many of our largest investments haven’t begun to reflect our calculation of their true intrinsic value. As companies continue to report earnings, business progress, and speak to their exposure to the broader economy and the implications thereof, we anticipate that the stock prices of our long and short positions will better reflect their intrinsic value. What we wrote in our last letter is still true today:

Over the course of a quarter we listen to dozens of earnings calls and have conversations with companies that are diverse by geography and industry.  Frankly, what we are seeing and hearing is certainly mixed, but not consistently bad.

To spend a few words, and only a few, discussing ‘macro concerns’, we continue to share the concerns of many other investors - namely, the concerns about Europe and lingering questions about China’s growth. That said, neither outcome is predictable, so we focus on what we can evaluate at the security level. We continue to manage the portfolio with cash on hand which allows us to be opportunistic, or to take advantage of a market correction, as well as an active short book which reduces our overall exposure to the market. In summary, we continue to believe that a hedged portfolio provides the most attractive risk-reward in the face of an uncertain economic future.

Stephen Roseman

Portfolio Manager

Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity and other factors. There are also risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues. Short sales are speculative transactions and involve special risks, including that the fund’s losses are potentially unlimited.

2

Thesis Flexible Fund

FUND PERFORMANCE AND SUMMARY

As of February 29, 2012

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the S&P 500® Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500® Index is a market weighted index composed of 500 large capitalization companies. This index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged and it is not possible to invest in an index.

Total Returns as of February 29, 2012

			Since
	3 Months	1 Year	Inception*
Thesis Flexible Fund	7.15%	-8.42%	-2.13%
S&P 500® Index	10.11%	5.12%	12.96%

* Inception date 3/1/10 (annualized return).

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Fund are 6.92% and 3.62% which are the amounts stated in the current Prospectus as of the date of this report. The contractual fee waivers are in effect until June 30, 2012 (it will automatically renew for an additional one year period).

Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 60 days of purchase will be charged 2.00% redemption fee.

The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

3

Thesis Flexible Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012

Number of Shares		Value
	Common Stocks – 83.3%
	Consumer Discretionary – 37.3%
1,700	Abercrombie & Fitch Co. - Class A1	$77,843
6,200	American Eagle Outfitters, Inc.[1]	90,148
8,100	Barnes & Noble, Inc.*1	107,811
4,500	Chico's FAS, Inc.[1]	67,545
154,734	dELiA*s, Inc.*	164,018
417,900	LECG Corp.*	5,349
16,400	Midas, Inc.*1	149,732
1,400	Orchard Supply Hardware Stores Corp. - Class A*1	37,716
11,000	Pandora A/S	140,053
11,900	Promotora de Informaciones S.A. - Class A - ADR*	44,030
39,000	Promotora de Informaciones S.A. - Class B - ADR	185,640
		1,069,885

	Financials – 14.0%
8,000	Bank of America Corp.	63,760
1,000	Berkshire Hathaway, Inc. - Class B*	78,450
1,200	CIT Group, Inc.*1	48,852
2,000	Citigroup, Inc.	66,640
1,500	Howard Hughes Corp.*1	83,325
6,500	KKR Financial Holdings LLC[1]	60,775
		401,802

	Health Care – 2.5%
38,400	Nabi Biopharmaceuticals*	71,808

	Industrials – 10.9%
4,400	Box Ships, Inc.	38,500
4,700	Costamare, Inc.	68,197
45,900	Global Ship Lease, Inc. - Class A*	112,455
6,400	Providence and Worcester Railroad Co.[1]	93,312
		312,464

	Information Technology – 9.4%
1,900	Adobe Systems, Inc.*1	62,491
3,900	eBay, Inc.*1	139,386
4,500	Take-Two Interactive Software, Inc.*	69,525
		271,402

	Telecommunication Services – 9.2%
2,000	CoSine Communications, Inc.*	4,300

4

Thesis Flexible Fund

SCHEDULE OF INVESTMENTS  - Continued

As of February 29, 2012

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services (Continued)
18,914	Primus Telecommunications Group, Inc.*1	$260,067
		264,367

	Total Common Stocks
	(Cost $2,169,369)	2,391,728

Number of Contracts

	Purchased Options Contracts – 2.1%
	Call Options – 1.1%
289	Best Buy Co., Inc.
	Exercise Price: $30, Expiration Date: January 19, 2013*	31,501
		31,501

	Put Options – 1.0%
120	SPDR S&P 500 - ETF
	Exercise Price: $133, Expiration Date: April 21, 2012*	26,880
		26,880

	Total Purchased Options Contracts
	(Cost $59,788)	58,381

	Warrants – 2.7%
44,600	Iridium Communications, Inc.
	Exercise Price: $7, Expiration Date: February 14, 2013*	78,050
	Total Warrants
	(Cost $67,060)	78,050

Principal Amount
	Short-Term Investments – 34.7%
$362,118	UMB Money Market Fiduciary, 0.01%2	362,118

Number of Shares

635,461	Fidelity Institutional Money Market, 0.20%[1,2]	635,461
	Total Short-Term investments
	(Cost $997,579)	997,579

	Total Investments – 122.8%
	(Cost $3,293,796)	3,525,738

5

Thesis Flexible Fund

SCHEDULE OF INVESTMENTS  - Continued

As of February 29, 2012

Number of Shares		Value
	Liabilities in Excess of Other Assets – (22.8)%	$(654,810)

	Total Net Assets – 100.0%	$2,870,928

	Securities Sold Short – (47.8)%
	Common Stocks – (45.3)%
	Consumer Discretionary – (37.9)%
(400)	Amazon.com, Inc.*	(71,876)
(600)	AutoNation, Inc.*	(20,448)
(200)	AutoZone, Inc.*	(74,896)
(4,000)	Bon-Ton Stores, Inc.	(19,200)
(700)	Buffalo Wild Wings, Inc.*	(60,543)
(400)	Dollar Tree, Inc.*	(35,404)
(1,000)	Drew Industries, Inc.*	(27,400)
(1,500)	J.C. Penney Co., Inc.	(59,400)
(1,000)	Lululemon Athletica, Inc.*	(67,020)
(800)	McDonald's Corp.	(79,424)
(1,300)	Monro Muffler Brake, Inc.	(59,631)
(500)	O'Reilly Automotive, Inc.*	(43,250)
(700)	Starbucks Corp.	(33,992)
(11,581)	Syms Corp.*	(123,337)
(2,200)	Thor Industries, Inc.	(71,654)
(600)	Tiffany & Co.	(39,006)
(2,300)	TJX Cos., Inc.	(84,203)
(1,000)	Vail Resorts, Inc.	(42,100)
(8,412)	Winnebago Industries, Inc.*	(75,035)
		(1,087,819)

	Consumer Staples – (0.9)%
(400)	Green Mountain Coffee Roasters, Inc.*	(25,988)
	Energy – (1.5)%
(700)	InterOil Corp.*	(42,070)

	Financials – (3.5)%
(4,809)	Banco Santander S.A. – ADR	(39,915)
(2,700)	Charles Schwab Corp.	(37,476)
(500)	Deutsche Bank A.G.	(23,370)
		(100,761)

	Information Technology – (1.5)%
(300)	Salesforce.com, Inc.*	(42,948)
	Total Common stocks
	(Proceeds $1,171,859)	(1,299,586)

6

Thesis Flexible Fund

SCHEDULE OF INVESTMENTS  - Continued

As of February 29, 2012

Number of Contracts		Value
	securities sold short (Continued)
	written Options Contracts – (2.5)%
	Put Options – (2.5)%
(66)	Sears Holding Corp.
	Exercise Price: $45, Expiration Date: January 19, 2013*	$(71,280)
	Total written Options Contracts
	(Proceeds $115,510)	(71,280)
	Total Securities Sold Short
	(Proceeds $1,287,369)	$(1,370,866)

ADR – American Depositary Receipt

LLC – Limited Liability Company

* Non-income producing security.

1 All or a portion of this security is held as collateral for securities sold short and written options contracts. At period end, the aggregate market value of those securities was $1,857,255.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

7

Thesis Flexible Fund

SUMMARY OF INVESTMENTS

As of February 29, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	37.3%
Financials	14.0%
Industrials	10.9%
Information Technology	9.4%
Telecommunication Services	9.2%
Health Care	2.5%
Total Common Stocks	83.3%
Purchased Options Contracts	2.1%
Warrants	2.7%
Short-Term Investments	34.7%
Total Investments	122.8%
Liabilities in Excess of Other Assets	(22.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

Thesis Flexible Fund

STATEMENT OF ASSETS AND LIABILITIES

As of February 29, 2012

Assets:
Investments, at value (cost $3,166,948)	$3,389,307
Purchased options contracts, at value (cost $59,788)	58,381
Warrants, at value (cost $67,060)	78,050
Cash deposited with broker for securities sold short and written options contracts	984,715
Receivables:
Investment securities sold	107,898
Dividends and interest	2,855
Due from Advisor	8,969
Prepaid expenses	16,320
Total assets	4,646,495

Liabilities:
Securities sold short, at value (proceeds $1,171,859)	1,299,586
Written options contracts, at value (proceeds $115,510) Payables:	71,280
Investment securities purchased	362,775
Interest expense and dividends on securities sold short	1,340
Fund accounting fees	6,435
Custody fees	4,409
Administration fees	4,352
Transfer agent fees	4,130
Chief Compliance Officer fees	803
Distribution fees (Note 6)	579
Accrued other expenses	19,878
Total liabilities	1,775,567

Net Assets	$2,870,928

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,028,122
Accumulated net investment income	487
Accumulated net realized loss on investments, foreign currency transactions, options contracts, securities sold short and warrants	(306,323)
Net unrealized appreciation (depreciation) on:
Investments	222,359
Foreign currency translations	197
Purchased options contracts	(1,407)
Securities sold short	(127,727)
Warrants	10,990
Written options contracts	44,230
Net Assets	$2,870,928

Shares of beneficial interest issued and outstanding	329,016
Net asset value per share	$8.73

See accompanying Notes to Financial Statements.

9

Thesis Flexible Fund

STATEMENT OF OPERATIONS

For the Year Ended February 29, 2012

Investment Income:
Dividends	$27,711
Interest	242
Total investment income	27,953

Expenses:
Advisory fees	74,814
Fund accounting fees	36,363
Administration fees	35,679
Transfer agent fees	26,710
Custody fees	26,332
Registration fees	21,542
Audit fees	15,043
Shareholder reporting fees	11,263
Chief Compliance Officer fees	10,868
Legal fees	10,768
Distribution fees (Note 6)	8,363
Trustees' fees and expenses	5,072
Miscellaneous	960
Insurance fees	896

Total expenses	284,673
Advisory fees waived	(74,814)
Other expenses waived	(110,258)
Dividends on securities sold short (Note 2)	13,217
Interest expense	20,492
Net expenses	133,310
Net investment loss	(105,357)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Options Contracts, Securities Sold Short and Warrants:
Net realized gain (loss) on:
Investments	127,651
Foreign currency transactions	(973)
Purchased options contracts	(159,252)
Securities sold short	(7,598)
Warrants	(87,800)
Written options contracts	(5,806)
Net realized loss	(133,778)
Net change in unrealized appreciation/depreciation on:
Investments	(79,072)
Foreign currency translations	197
Purchased options contracts	11,446
Securities sold short	(70,346)
Warrants	(43,208)
Written options contracts	44,230
Net change in unrealized appreciation/depreciation	(136,753)
Net realized and unrealized loss on investments, foreign currency, Purchased options, securities sold short, warrants and written options	(270,531)

Net Decrease in Net Assets from Operations	$(375,888)

See accompanying Notes to Financial Statements.

10

Thesis Flexible Fund

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
	For the Year Ended	March 1, 2010*
	February 29, 2012	to February 28, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(105,357)	$(168,896)
Net realized gain (loss) on investments, foreign currency transactions, options contracts, securities sold short and warrants	(133,778)	239,940
Net change in unrealized appreciation/depreciation on investments, foreign currency translations, options contracts, securities sold short and warrants	(136,753)	285,395
Net increase (decrease) in net assets resulting from operations	(375,888)	356,439

Distributions to Shareholders:
From net realized gain	(261,280)	-
Total distributions	(261,280)	-

Capital Transactions:
Net proceeds from shares sold	559,844	15,801,547
Reinvestment of distributions	261,280	-
Cost of shares redeemed[1]	(1,382,016)	(12,088,998)
Net increase (decrease) in net assets from capital transactions	(560,892)	3,712,549

Total increase (decrease) in net assets	(1,198,060)	4,068,988

Net Assets:
Beginning of period	4,068,988	-
End of period	$2,870,928	$4,068,988

Accumulated net investment income (loss)	$487	$(1,329)

Capital Share Transactions:
Shares sold	58,832	1,594,388
Shares reinvested	32,059	-
Shares redeemed	(150,970)	(1,205,293)
Net increase (decrease) from capital share transactions	(60,079)	389,095

* Commencement of operations.
[1] Net of redemption fee proceeds of $656 and $6,004, respectively.

 See accompanying Notes to Financial Statements.

11

Thesis Flexible Fund

STATEMENT OF CASH FLOWS

For the Year Ended February 29, 2012

Increase/(Decrease) in Cash
Cash flows provided by/ (used for) operating activities:
Net decrease in net assets resulting from operations	$(375,888)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(13,829,775)
Proceeds from sale of investment securities	14,428,009
Proceeds from short sale	23,474,174
Closed short transactions	(23,199,983)
Purchase of short-term investment, net	(997,579)
Increase in deposits with brokers for securities sold short and written options contracts	(724,739)
Increase in interest expense and dividends on securities sold short payables	202
Decrease in dividends and interest receivables	42
Decrease in receivables for investment securities sold	153,840
Increase in other assets	(6,994)
Increase in payables for investment securities purchased	152,753
Increase in accrued expenses	140
Net realized loss on investments	132,805
Net change in unrealized appreciation/depreciation on securities	136,950
Net cash used for operating activities	(656,043)
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	561,344
Redemption of shares, net of redemption fees	(1,408,245)
Net cash provided by financing activities	(846,901)

Net Decrease in Cash	(1,502,944)

Cash:
Beginning balance	1,502,944
Ending balance	$-

 See accompanying Notes to Financial Statements.

12

Thesis Flexible Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

			For the Period
	For the Year Ended		March 1, 2010*
	February 29, 2012		to February 28, 2011
Net asset value, beginning of period	$10.46		$10.00
Income from Investment Operations:
Net investment loss	(0.30	)1	(0.27	)1
Net realized and unrealized gain (loss) on investments	(0.64)		0.73
Total from investment operations	(0.94)		0.46

Less Distributions:
From net realized gain	(0.79)		-
Total distributions	(0.79)		-

Redemption fee proceeds	-2		-2

Net asset value, end of period	$8.73		$10.46

Total return	-8.42%		4.60%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,871		$4,069

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.59%[5]		6.90%[4,7]
After fees waived and expenses absorbed	4.02%[5]		3.60%[4,7]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(8.75)%[6]		(6.25)%[4,8]
After fees waived and expenses absorbed	(3.18)%[6]		(2.95)%[4,8]
Portfolio turnover rate	440%		564%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 8.57%; the ratio of expenses to average net assets after fees waived would have been 3.00%.
[6]	Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (7.73)%; the ratio of net investment income to average net assets after fees waived would have been (2.16)%.
[7]	Includes dividends on securities sold short, interest expense and special situation investing. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 6.30%; the ratio of expenses to average net assets after fees waived would have been 3.00%.
[8]	Includes dividends on securities sold short, interest expense and expenses from special situation investing. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (5.65)%; the ratio of net investment income to average net assets after fees waived would have been (2.35)%.

 See accompanying Notes to Financial Statements.

13

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS

February 29, 2012

Note 1 – Organization

Thesis Flexible Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on March 1, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

14

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012

(d) Short Sales –Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Special Situation Investing - The Fund may seek to take positions in companies for the purpose of effecting changes in board composition, management, capital structure, or dividend policies, or in order to attempt to cause a company to pursue strategic transactions (such as mergers or spin-offs) or to make other changes in its business operations. The Fund may incur expenses related to such activist or special situation investing. There were no fees incurred related to special situation investing for the year ended February 29, 2012.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

15

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012

The Income Tax Statement requires management of the Fund to analyze the open tax year of 2011, or expected to be taken in the Funds’ 2012 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended February 29, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Thesis Fund Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 2.25% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) to 3.00% of the Fund's average daily net assets until June 30, 2012.

For the year ended February 29, 2012, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $185,072. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred. At February 29, 2012, the amount of these potentially recoverable expenses was $373,940. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture a portion of the following amounts no later than February 28, of the years stated below:

2014:	$188,868
2015:	185,072

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended February 29, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

16

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended February 29, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At February 29, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$3,516,288

Proceeds from securities sold short	$(1,229,386)

Gross unrealized appreciation	$285,636
Gross unrealized depreciation	(417,469)
Net unrealized depreciation on investments and securities sold short	$(131,833)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 29, 2012, permanent differences in book and tax accounting have been reclassified to paid in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) as follows:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(89,330)	$107,173	$(17,843)

As of February 29, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(25,361)
Net unrealized depreciation on investments and foreign currency translations	(131,833)
Total accumulated deficit	$(157,194)

The tax character of distributions paid during the year ended February 29, 2012, was as follows:

17

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012

Distributions paid from:
Ordinary income	$261,280
Long-term capital gains	-
Total distributions	$261,280

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of February 29, 2012, the Fund had $24,964 of post-October capital losses which are deferred until March 1, 2012 for tax purposes.

As of February 29, 2012, the Fund had $397 of post-October currency losses, which are deferred until March 1, 2012 for tax purposes. Net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 - Investment Transactions

For the year ended February 29, 2012, purchases and sales of investments, excluding short-term investments, were $12,428,482 and $13,042,977, respectively.

Transactions in written options contracts for the year ended February 29, 2012 were as follows:

	Number of Contracts	Premiums Received
Outstanding at March 1, 2011	-	$-
Options written	962	233,096
Options closed	(266)	(104,552)
Options expired	(580)	(8,940)
Options exercised	(50)	(4,094)
Outstanding at February 29, 2012	66	$115,510

Note 6 - Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the year ended February 29, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

18

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2[3]	Level 3[3]	Total
Assets
Investments
Common Stock[1]	$2,391,728	$-	$-	$2,391,728
Warrants	78,050	-	-	78,050
Short-Term Investments	997,579	-	-	997,579
Total Investments	$3,467,357	$-	$-	$3,467,357
Other Financial Instruments[2]
Purchased Options Contracts	58,381	-	-	58,381
Total Assets	$3,525,738	$-	-	$3,525,738

Liabilities
Securities Sold Short
Common Stock[1]	$(1,299,586)	$-	$-	$(1,299,586)
Other Financial Instruments[2]
Written Options Contracts	(71,280)	-	-	(71,280)
Total Liabilities	$(1,370,866)	$-	$-	$(1,370,866)

19

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2 Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.

3 The Fund did not hold any Level 2 or 3 securities as of February 29, 2012.

There were no transfers between Levels as of the beginning and ending of the period.

Note 9 –Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the year ended February 29, 2012.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 29, 2012 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$58,381	Written options contracts, at value	$71,280
Total		$58,381		$71,280

The effects of derivative instruments on the Statement of Operations for the year ended February 29, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(159,252)	$(5,806)	$(165,058)
Total	$(159,252)	$(5,806)	$(165,058)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$11,446	$44,230	$55,676
Total	$11,446	$44,230	$55,676

20

Thesis Flexible Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012

Note 10 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders

Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Thesis Flexible Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of February 29, 2012, and the related statement of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period March 1, 2010 (commencement of operations) to February 28, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thesis Flexible Fund as of February 29, 2012, and the results of its operations and cash flows for the year then ended, and the statements of changes in its net assets and its financial highlights for the year then ended and the period March 1, 2010 to February 28, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
April 26, 2012

22

Thesis Flexible Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the year ended February 29, 2012, 5.80% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as qualified dividend income.

For the year ended February 29, 2012, 2.81% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (877) 7-THESIS (877) 784-3747). The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Miller[a] (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	47	None

Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	47	None

William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	47	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	47	None

23

Thesis Flexible Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	47	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A

Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A

Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)	N/A	N/A

Robert Tuszynski [a] (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cipperman[b] (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a. Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

24

Thesis Flexible Fund

EXPENSE EXAMPLE

For the Six Months Ended February 29, 2012 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/1/11 to 2/29/12.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	9/1/11	2/29/12	9/1/11 – 2/29/12
Actual Performance	$1,000.00	$1,037.80	$20.13
Hypothetical (5% annual return before expenses)	1,000.00	1,005.24	19.81

* Expenses are equal to the Fund’s annualized expense ratio of 3.97% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

25

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This report and the financial statements contained herein are provided for the general information of the shareholders of the Thesis Flexible Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Thesis Flexible Fund

a series of the Investment Managers Series Trust

Investment Advisor

Thesis Fund Management, LLC

441 Lexington Avenue, Suite 602

New York, New York 10017

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

Distributor

Grand Distribution Services, LLC

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Thesis Flexible Fund	TFLEX	461 418 782

Privacy Principles of the Thesis Flexible Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Thesis Flexible Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 7-THESIS ((877) 784-3747) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 7THESIS ((877) 784-3747) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (877) 7THESIS ((877) 784-3747). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Thesis Flexible Fund

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

Toll Free: 1-877-7THESIS (877) 784-3747

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-784-3747.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2012	FYE 2/28/2011
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2012	FYE 2/28/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 2/29/2012	FYE 2/28/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title) _/s/ John P. Zader

                                             John P. Zader, President

Date 5/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ John P. Zader

                                             John P. Zader, President

Date 5/9/12

By (Signature and Title) _/s/ Rita Dam

                                             Rita Dam, Treasurer

Date 5/9/12